Related party transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions
Related party transactions

31. Related party transactions

Principles of related party compensation

The Company’s current remuneration structure is largely comprised of fixed remuneration and long-term performance-based incentives, which we believe to be appropriate for a business of our size and nature. Locafy listed in March 2022 and is undertaking a continuous improvement program to transition from its legacy executive remuneration framework that was in line with a venture capital structure to that of a listed company. This will include a review of the framework to align executive remuneration with our reward principles, strategy and best practice.

Directors’ remuneration

	Short term			Post-employment	Other long term	Share-based payments
	Salary & fees	Cash bonus & non-monetary benefits	Annual leave accrual(1)	Super- annuation	Long service leave accrual(2)	Shares	Performance Rights(3)	Total
Total directors	636,495	263,367	6,287	38,500	4,782	53,333	389,429	1,392,193

(1)	Represents accounting adjustments for accrued annual leave.

(2)	In accordance with AASB 119 Employee benefits, long service leave is classified as other long-term employee benefits.

(3)	The fair value of the performance rights is calculated in accordance with IFRS 2 Share-based Payments for non-market performance conditions. The value disclosed is the portion of the grant-date fair value of the performance rights recognised as an expense in each reporting period.

In 2024, a director assigned their employment agreement to a company controlled by that director. There was otherwise no change to the director’s compensation under his employment agreement.

Performance Rights held by Directors

The movement during the reporting period of Performance Rights over ordinary shares in Locafy Limited held, directly, indirectly or beneficially by directors, including their related parties, is as follows:

	Held at July 1, 2023	Granted as compensation (1)	Exercised	Lapsed	Forfeited	Other changes	Held at June 30, 2024	Vested during the year	Vested and exercise-able at June 30, 2024
Total Directors	121,078	17,832	-	(20,000)	-	-	118,910	-	-

(1)	In order to preserve cash and to reduce debt, the directors agreed to apply unpaid compensation entitlements as at 31 October 2023 towards acquiring performance rights. The number of Performance Rights issued was based upon a price of US$6.65 per Performance Right; which was calculated by applying the 30-day volume weighted average price per Locafy share ended 31 October 2023 and a AUD:USD exchange rate of $0.6350; being the 30-day average rate ended 31 October 2023 (published by the Reserve Bank of Australia). A total of 17,832 Performance Rights were issued.

Shares held by Directors

The movement during the reporting period in the number of ordinary shares in Locafy Limited held, directly, indirectly or beneficially, by directors, including their related parties, is as follows:

	Held at July 1, 2023	Received on exercise of Performance Rights	Other changes (1)	Held at June 30, 2024
Total Directors	286,328	-	(22,824)	263,504

(1)	Other changes represent shares that were purchased or sold during the year, together with changes due to movements in director appointments made during the year.